UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-00750

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds II

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2010

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Large Cap Value Fund

August 31, 2010

	Number of
	Shares	Value
Common Stock – 98.47%
Consumer Discretionary – 5.54%
Comcast Class A	1,007,900	$17,255,248
*Lowe's	758,300	15,393,490
		32,648,738
Consumer Staples – 14.83%
Archer-Daniels-Midland	625,800	19,262,124
CVS Caremark	543,200	14,666,400
*Kimberly-Clark	292,200	18,817,680
Kraft Foods Class A	631,800	18,922,410
*Safeway	832,200	15,645,360
		87,313,974
Energy – 15.31%
Chevron	245,900	18,235,944
ConocoPhillips	351,500	18,429,145
Marathon Oil	584,300	17,815,307
National Oilwell Varco	490,500	18,437,895
Williams	950,500	17,232,565
		90,150,856
Financials – 10.91%
Allstate	613,000	16,918,800
Bank of New York Mellon	678,800	16,474,476
*Marsh & McLennan	546,000	12,951,120
Travelers	365,400	17,897,292
		64,241,688
Health Care – 17.71%
*Baxter International	417,500	17,768,800
Cardinal Health	529,300	15,857,828
Johnson & Johnson	310,100	17,681,902
*Merck	517,800	18,205,848
Pfizer	1,218,788	19,415,293
*Quest Diagnostics	353,100	15,359,850
		104,289,521
Industrials – 5.97%
Northrop Grumman	303,600	16,430,832
*Waste Management	566,900	18,758,721
		35,189,553
Information Technology – 11.73%
Intel	849,400	15,051,368
International Business Machines	145,400	17,917,642
†Motorola	2,542,500	19,145,025
Xerox	2,009,200	16,957,648
		69,071,683
Materials – 3.29%
*duPont (E.I.) deNemours	475,000	19,365,750
		19,365,750
Telecommunications – 6.72%
AT&T	731,200	19,764,336
Verizon Communications	671,400	19,813,014
		39,577,350
Utilities – 6.46%
Edison International	562,900	18,997,875
*Progress Energy	444,200	19,060,622
		38,058,497
Total Common Stock (cost $624,232,938)		579,907,610

	Principal
	Amount
#Discount Note – 1.54%
Federal Home Loan Bank 0.10% 9/1/10	$9,045,029	9,045,029
Total Discount Note (cost $9,045,029)		9,045,029

Total Value of Securities Before Securities Lending Collateral – 100.01%
(cost $633,277,967)		588,952,639

	Number of
	Shares
Securities Lending Collateral** – 1.91%
Investment Companies
BNY Mellon Securities Lending Overnight Fund	10,995,734	10,995,734
BNY Mellon SL DBT II Liquidating Fund	239,253	232,291
@†Mellon GSL Reinvestment Trust II	75,750	3,916
Total Securities Lending Collateral (cost $11,310,737)		11,231,941

Total Value of Securities – 101.92%
(cost $644,588,704)		600,184,580	©
Obligation to Return Securities Lending Collateral** – (1.92%)		(11,310,737)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.00%		15,975
Net Assets Applicable to 46,632,983 Shares Outstanding – 100.00%		$588,889,818

*Fully or partially on loan.
†Non income producing security.
#The rate shown is the effective yield at the time of purchase.
**See Note 3 in "Notes."
@Illiquid security. At August 31, 2010, the aggregate amount of illiquid securities was $3,916, which represented 0.00% of the Fund’s net assets. See Note 4 in “Notes."
©Includes $10,926,040 of securities loaned.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Equity Funds II - Delaware Large Cap Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (November 30, 2006 – November 30, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At August 31, 2010, the Fund held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually. Such dividends and distributions, if any, are recorded on ex-dividend date.

2. Investments
At August 31, 2010, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At August 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$645,971,136
Aggregate unrealized appreciation	$39,993,635
Aggregate unrealized depreciation	(85,780,191)
Net unrealized depreciation	$(45,786,556)

For federal income tax purposes, at November 30, 2009, capital loss carryforwards of $220,197,408 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $6,991,292 expires in 2010, $166,349,321 expires in 2016 and $46,856,795 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
Level 3 – inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of August 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$579,907,610	$-	$-	$579,907,610
Short-Term	-	9,045,029	-	9,045,029
Securities Lending Collateral	-	11,228,025	3,916	11,231,941
Total	$579,907,610	$20,273,054	$3,916	$600,184,580

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 11/30/09	$3,219
Net change in unrealized
appreciation/depreciation	697
Balance as of 8/31/10	$3,916

Net change in unrealized
appreciation/depreciation from
investments still held as of 8/31/10	$697

In January 2010, the Financial Accounting Standard Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduced new disclosure requirements and clarified certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Fund’s fiscal year ending November 30, 2011 and interim periods therein. During the period ended August 31, 2010, the Fund made transfers out of Level 1 investments into Level 2 investments in the amount of $10,995,734, based on management's decision to classify the BNY Mellon Securities Lending Overnight Fund as Level 2 investment. Management has classified the BNY Mellon Securities Lending Overnight Fund as Level 2 investment because the price is not quoted in an active market or listed on a public exchange. The BNY Mellon Securities Lending Overnight Fund is priced daily for investors in such Fund. Utilizing international fair value pricing could cause transfers from Level 1 investments to Level 2 investments in the hierarchy.

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will only hold such assets with a maturity of one business day or less (“Overnight Assets”). The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (the “Liquidating Fund”), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At August 31, 2010, the value of securities on loan was $10,926,040, for which cash collateral was received and invested in accordance with the Lending Agreement. At August 31, 2010, the value of invested collateral was $11,231,941. Such investments are presented on the schedule of investments under the caption "Securities Lending Collateral".

4. Credit and Market Risk
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund's 15% limit on investments in illiquid securities. As of August 31, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to August 31, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Value® Fund

August 31, 2010

	Number of
	Shares	Value
Common Stock – 98.47%
Consumer Discretionary – 5.90%
*Comcast Class A	716,200	$12,261,344
Lowe's	623,800	12,663,140
		24,924,484
Consumer Staples – 15.28%
Archer-Daniels-Midland	497,200	15,303,816
CVS Caremark	422,300	11,402,100
*Kimberly-Clark	208,000	13,395,200
Kraft Foods Class A	430,400	12,890,480
*Safeway	618,100	11,620,280
		64,611,876
Energy – 15.22%
Chevron	175,500	13,015,080
ConocoPhillips	247,700	12,986,911
Marathon Oil	425,900	12,985,691
National Oilwell Varco	359,400	13,509,846
*Williams	652,100	11,822,573
		64,320,101
Financials – 10.80%
Allstate	423,675	11,693,430
Bank of New York Mellon	492,200	11,945,694
*Marsh & McLennan	392,100	9,300,612
Travelers	259,900	12,729,902
		45,669,638
Health Care – 17.50%
*Baxter International	295,300	12,567,968
Cardinal Health	376,600	11,282,936
*Johnson & Johnson	212,800	12,133,856
*Merck	377,300	13,265,868
Pfizer	836,063	13,318,483
*Quest Diagnostics	261,900	11,392,650
		73,961,761
Industrials – 5.77%
*Northrop Grumman	212,900	11,522,148
*Waste Management	388,800	12,865,392
		24,387,540
Information Technology – 11.57%
Intel	625,200	11,078,544
International Business Machines	102,700	12,655,721
†Motorola	1,799,800	13,552,494
Xerox	1,378,400	11,633,696
		48,920,455
Materials – 3.47%
*duPont (E.I.) deNemours	360,100	14,681,277
		14,681,277
Telecommunications – 6.44%
*AT&T	511,400	13,823,142
Verizon Communications	454,400	13,409,344
		27,232,486
Utilities – 6.52%
Edison International	388,900	13,125,375
*Progress Energy	336,200	14,426,342
		27,551,717
Total Common Stock (cost $433,619,984)		416,261,335

	Principal
	Amount
≠Discount Note – 2.11%
Federal Home Loan Bank 0.10% 9/1/10	$8,916,029	8,916,029
Total Discount Note (cost $8,916,029)		8,916,029

Total Value of Securities Before Securities Lending Collateral – 100.58%
(cost $442,536,013)		425,177,364

	Number of
	Shares
Securities Lending Collateral** – 1.31%
Investment Companies
BNY Mellon Securities Lending Overnight Fund	5,379,911	5,379,911
BNY Mellon SL DBT II Liquidating Fund	180,275	175,029
@†Mellon GSL Reinvestment Trust II	93,831	4,851
Total Securities Lending Collateral (cost $5,654,017)		5,559,791

Total Value of Securities – 101.89%
(cost $448,190,030)		430,737,155 ©
Obligation to Return Securities Lending Collateral** – (1.34%)		(5,654,017)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.55%)		(2,336,352)
Net Assets Applicable to 48,233,193 Shares Outstanding – 100.00%		$422,746,786

*Fully or partially on loan.
†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.
**See Note 3 in "Notes."
@Illiquid security. At August 31, 2010, the aggregate amount of illiquid securities was $4,851, which represented 0.00% of the Fund’s net assets. See Note 4 in “Notes."
©Includes $5,481,114 of securities loaned.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Equity Funds II - Delaware Value® Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (November 30, 2006 – November 30, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At August 31, 2010, the Fund held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Such dividends and distributions, if any, are recorded on ex-dividend date.

2. Investments
At August 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At August 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$449,168,431
Aggregate unrealized appreciation	$23,837,270
Aggregate unrealized depreciation	(42,268,546)
Net unrealized depreciation	$(18,431,276)

For federal income tax purposes, capital loss carryforwards of $118,924,797 may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at November 30, 2009 will expire as follows: $93,035,807 expires in 2016 and $25,888,990 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
Level 3 – inputs are significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of August 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$416,261,335	$-	$-	$416,261,335
Short-Term	-	8,916,029	-	8,916,029
Securities Lending Collateral	-	5,554,940	4,851	5,559,791
Total	$416,261,335	$14,470,969	$4,851	$430,737,155

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 11/30/09	$3,988
Net change in unrealized
appreciation/depreciation	863
Balance as of 8/31/10	$4,851

Net change in unrealized
appreciation/depreciation
from investments still held as of 8/31/10	$863

In January 2010, the Financial Accounting Standard Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduced new disclosure requirements and clarified certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Fund’s fiscal year ending November 30, 2010 and interim periods therein. During the period ended August 31, 2010, the Fund made transfers out of Level 1 investments into Level 2 investments in the amount of $5,379,911, based on management's decision to classify the BNY Mellon Securities Lending Overnight Fund as a Level 2 investment. Management has classified the BNY Mellon Securities Lending Overnight Fund as a Level 2 investment because the price is not quoted in an active market or listed on a public exchange. The BNY Mellon Securities Lending Overnight Fund is priced daily for investors in such Fund. Utilizing international fair value pricing could cause transfers from Level 1 investments to Level 2 investments in the hierarchy.

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of security on loan.

Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will only hold such assets with a maturity of one business day or less (“Overnight Assets”). The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (the “Liquidating Fund”), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At August 31, 2010, the value of securities on loan was $5,481,114, for which cash collateral was received and invested in accordance with the lending agreement. At August 31, 2010, the value of invested collateral was $5,559,791. Such investments are presented on the statement of net assets under the caption "Securities Lending Collateral.”

4. Credit and Market Risk
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund's 15% limit on investments in illiquid securities. As of August 31, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to August 31, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: